Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments [Line Items]
Nominal Value of Interest Rate Swap Agreements	$ 580,000
Weighted average rate	3.59%
Maximum length of time over which Company has hedged its interest rate exposure	4 years	5 years